INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2014 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	$ 5.0			₽ 37.0	₽ 290.0	$ 10.1	₽ 580.0	₽ 97.0
Unrecognized income tax benefits, if recognized, would affect the effective tax rate | $	5.0
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	(1.7)	₽ (99.0)	₽ (170.0)	₽ 3.0
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	$ 2.0				117.0		30.0
Unrecognized income tax benefits, if recognized, would affect the effective tax rate					290.0		580.0
Accounts payable and accrued liabilities
Unrecognized income tax benefits
Unrecognized Tax Benefits					₽ 0.0		₽ 155.0